Income Taxes Income Taxes - Summary of Net Operating Loss and Tax Credits Carryforwards (Details) - USD ($) $ in Millions	Feb. 29, 2016	Feb. 28, 2015
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 1,574
Capital Loss Carryforward	24
Research and development tax credit	305
Minimum Taxes	264	$ 268
Tax Year 2026 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	1
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	0
Tax Year 2028 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	0
Tax Year 2029 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	14
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	1
Tax Year 2030 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	109
Tax Year 2031 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	28
Capital Loss Carryforward	0
Research and development tax credit	1
Minimum Taxes	127
Tax Year 2032 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	27
Tax Year 2033 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	120
Minimum Taxes	0
Tax Year 2034 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	112
Minimum Taxes	0
Tax Year 2035 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	646
Capital Loss Carryforward	0
Research and development tax credit	47
Minimum Taxes	0
Tax year 2036 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	867
Capital Loss Carryforward	0
Research and development tax credit	25
Minimum Taxes	0
Tax Year, Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	16
Capital Loss Carryforward	24
Research and development tax credit	0
Minimum Taxes	$ 0